Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost (Details) - Level 2 - EUR (€) € in Thousands	Jun. 30, 2026	Sep. 30, 2025
Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Nominal value	€ 375,000	€ 375,000
Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Nominal value	102,934	103,731
Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	226,908	217,408
New Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Nominal value	900,000
Revolving Credit Facility
Disclosure of fair value measurement of liabilities [line items]
Nominal value	80,000
Original Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Nominal value		428,500
Carrying Value | Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	375,646	375,112
Carrying Value | Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	102,931	103,677
Carrying Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	228,565	221,391
Carrying Value | New Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	900,159
Carrying Value | Revolving Credit Facility
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	80,109
Carrying Value | Original Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		444,963
Fair Value | Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	391,588	387,500
Fair Value | Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	106,873	107,246
Fair Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	236,121	230,176
Fair Value | New Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	929,668
Fair Value | Revolving Credit Facility
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	€ 80,109
Fair Value | Original Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		€ 450,961